Consolidated Statement of Changes in Shareowners' Equity (Unaudited) $ in Millions	USD ($)
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	$ 8,674
GE shareowners' equity opening balance at Dec. 31, 2014	128,159
Statement Of Stockholders Equity [Abstract]
Net earnings (loss) attributable to the Company	(13,573)
Dividends and other transactions with shareowners	(2,319)
Redemption value adjustment	0
Other comprehensive income (loss) attributable to GE	(4,191)
Net sales (purchases) of shares for treasury(a)	499
Changes in other capital	(15)
Equity ending balance at Mar. 31, 2015	108,560
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	8,738
Total equity balance	117,298
Noncontrolling interests	1,864	[1]
Total equity balance	100,138
GE shareowners' equity opening balance at Dec. 31, 2015	98,274
Statement Of Stockholders Equity [Abstract]
Net earnings (loss) attributable to the Company	191
Dividends and other transactions with shareowners	(2,429)
Redemption value adjustment	(32)
Other comprehensive income (loss) attributable to GE	824
Net sales (purchases) of shares for treasury(a)	(5,503)
Changes in other capital	(236)
Equity ending balance at Mar. 31, 2016	91,088
Statement Of Stockholders Equity [Abstract]
Noncontrolling interests	1,667	[1]
Total equity balance	$ 92,755

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (262) mi llion and $ (264) million at March 31, 2016 and December 31, 2015 , respectively.